Financial Instruments - Disclosure of Analysis of Fair Value of Financial Instruments Carried at Amortised Cost (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Loans and advances to customers	£ 206,679	£ 211,222
Loans and advances to banks	1,105	1,216
Reverse repurchase agreements - non-trading	15,319	12,468
Other financial assets at amortised cost	1,744	152
Deposits by customers	189,847	195,149
Deposits by banks	16,541	20,357
Repurchase agreements - non trading	6,623	8,411
Debt securities in issue	35,914	35,778
Subordinated liabilities	2,397	2,386
Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Total financial liabilities	251,322	262,081
Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Total financial assets	224,847	225,058
Deposits by customers | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Deposits by customers	189,847	195,149
Deposits by banks | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Deposits by banks	16,541	20,357
Repurchase agreements - non-trading | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Repurchase agreements - non trading	6,623	8,411
Debt securities in issue | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Debt securities in issue	35,914	35,778
Subordinated liabilities | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Subordinated liabilities	2,397	2,386
Loans and advances to customers | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Loans and advances to customers	206,679	211,222
Loans and advances to banks | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Loans and advances to banks	1,105	1,216
Reverse repurchase agreements - non-trading | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Reverse repurchase agreements - non-trading	15,319	12,468
Other financial assets at amortised cost | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Other financial assets at amortised cost	1,744	152
Fair value | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Total financial liabilities	251,033	261,852
Fair value | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Total financial assets	222,926	223,471
Fair value | Deposits by customers | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Deposits by customers	189,374	194,907
Fair value | Deposits by banks | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Deposits by banks	16,566	20,408
Fair value | Repurchase agreements - non-trading | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Repurchase agreements - non trading	6,626	8,413
Fair value | Debt securities in issue | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Debt securities in issue	35,894	35,375
Fair value | Subordinated liabilities | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Subordinated liabilities	2,573	2,749
Fair value | Loans and advances to customers | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Loans and advances to customers	204,769	209,641
Fair value | Loans and advances to banks | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Loans and advances to banks	1,105	1,216
Fair value | Reverse repurchase agreements - non-trading | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Reverse repurchase agreements - non-trading	15,315	12,470
Fair value | Other financial assets at amortised cost | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Other financial assets at amortised cost	£ 1,737	£ 144